ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Employees and payroll accruals	$ 776	$ 969
Institutions and income tax payable	119	177
Accrued expenses	1,591	1,390
Related parties	12	1,220
Total	$ 2,498	$ 3,756